COMMITMENTS AND CONTINGENCIES (Operating Lease Commitments, Product Purchase Commitments and Capital Commitments - Narratives) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
Rental expense	$ 3,001	$ 2,794	$ 2,224
Product purchase commitments [Member]
Commitments and contingencies [Line Items]
Commitments to purchase goods or services	7,796
Capital commitments [Member]
Commitments and contingencies [Line Items]
Commitments to purchase goods or services	$ 176